Investment Strategy	Aug. 01, 2025
Short-Intermediate Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund intends to invest primarily all, but must invest at least 80%, of its net assets, plus any borrowing for investment purposes, in fixed income securities. The fixed income securities in which the Fund may invest include corporate bonds, foreign or Yankee bonds, municipal bonds, obligations issued or guaranteed by the U.S. government (or it agencies or instrumentalities), convertible securities, certain restricted securities, and in fixed income securities with variable or floating interest rates. The Fund may also enter into repurchase agreements.

The Fund invests primarily in debt securities rated within the four highest credit categories (Aaa, Aa, A, Baa, or equivalent) by at least one nationally recognized statistical rating organization (“NRSRO”), or if unrated, deemed to be of comparable quality by the Fund’s sub-adviser, First National Advisers, LLC. The Fund may invest up to 20% of its assets in bonds and other fixed income securities rated below such ratings (“junk” or “high yield” bonds), but no lower than a B rating by an NRSRO at the time of purchase. The Fund seeks to maintain a dollar-weighted average portfolio maturity of one to five years. The dollar-weighted average portfolio maturity is measured from the portion of the Fund’s assets that are invested in fixed income securities. The Fund does not place specific limits on duration.

Under normal market conditions, the Fund will invest no more than 75% of its assets in asset-backed securities and/or mortgage-backed securities.

The Fund may also invest in derivatives and other hedging instruments, including futures contracts, options on futures contracts, call and put options on futures contracts, and swap agreements.

Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund intends to invest primarily all, but must invest at least 80%, of its net assets, plus any borrowing for investment purposes, in fixed income securities. The fixed income securities in which the Fund may invest include corporate bonds, foreign or Yankee bonds, municipal bonds, obligations issued or guaranteed by the U.S. government (or it agencies or instrumentalities), convertible securities, certain restricted securities, and in fixed income securities with variable or floating interest rates. The Fund may also enter into repurchase agreements.

The Fund invests primarily in debt securities rated within the four highest credit categories (Aaa, Aa, A, Baa, or equivalent) by at least one nationally recognized statistical rating organization (“NRSRO”), or if unrated, deemed to be of comparable quality by the Fund’s sub-adviser, First National Advisers, LLC. The Fund may invest up to 20% of its assets in fixed income securities rated below such ratings (“junk” or “high yield” bonds), but no lower than a B rating by an NRSRO at the time of purchase. The Fund seeks to maintain a dollar-weighted average portfolio maturity of four years or more. The dollar-weighted average portfolio maturity is measured from the portion of the Fund’s assets that are invested in fixed income securities. The Fund does not place specific limits on duration.

Under normal market conditions, the Fund will invest no more than 75% of its assets in asset-backed and/or mortgage-backed securities.

The Fund may also invest in derivatives and other hedging instruments, including futures contracts, options on futures contracts, call and put options on futures contracts, and swap agreements.

Tributary Nebraska Tax-Free Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund invests not less than 80% of its assets, plus any borrowing for investment purposes, in municipal securities that generate income exempt from Nebraska state income tax and federal income tax, including the alternative minimum tax. The Fund will not invest more than 10% of its assets in the types of municipal securities that pay interest subject to alternative minimum tax. The Fund invests primarily in debt securities within the four highest credit categories (Aaa, Aa, A, Baa or equivalent) by at least one nationally recognized statistical rating organization (“NRSRO”), or if unrated, deemed to be of comparable quality by the Fund’s Sub-Adviser, First National Advisers, LLC.

The Fund seeks to maintain a dollar-weighted average portfolio maturity of between three and fifteen years. The dollar-weighted average portfolio maturity is measured from the portion of the Fund’s assets that are invested in fixed-income securities. The Fund’s Sub-Adviser uses a longer–term, value-oriented strategy and looks for municipal securities that offer attractive yields for the assumed level of credit risk.

Municipal securities include debt obligations (such as bonds, notes, commercial paper and lease obligations) issued by the respective state and its political subdivisions, municipalities, agencies and authorities. These securities include revenue bonds, which may be repaid only from the revenue of a specific facility or source.

The Fund may purchase municipal securities that represent lease obligations in an amount not to exceed 10% of its total assets.

The Fund may also invest in high yield or “junk bonds,” which are those bonds with a credit rating of below Baa3 (or equivalent) by an NRSRO.

Balanced Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund’s Sub-Adviser will allocate its assets among stocks, fixed income securities, and cash equivalents. The Fund will normally invest 25% to 75% of its assets in stocks and convertible securities and at least 25% of its total assets in fixed income securities. The Fund may also invest in preferred stocks and warrants. The Fund may invest in securities issued by companies with large, medium, or small capitalizations. The fixed income securities in which the Fund may invest include corporate bonds, foreign or Yankee bonds, municipal bonds, obligations issued or guaranteed by the U.S. government (or it agencies or instrumentalities), convertible securities, certain restricted securities, and in fixed income securities with variable or floating interest rates. The Fund may also enter into repurchase agreements.

With respect to the equity portion of the Fund, the Sub-Adviser intends to target companies with above average sales and earnings growth characteristics and below average valuations with a focus on investing in companies that have an improving profit outlook. The Sub-Adviser employs strategies to control the risks of the Fund’s equity holdings, including diversifying stockholdings across the major economic sectors and individual companies.

With respect to the fixed income portion of the Fund, the Sub-Adviser intends to invest primarily in fixed income securities rated, at the time of purchase, within the four highest credit categories (Aaa, Aa, A, Baa, or equivalent) by at least one nationally recognized statistical rating organization (“NRSRO”), or if unrated, deemed to be of comparable quality by the Fund’s Sub-Adviser. However, also with respect to the fixed income portion of the Fund, the Fund may invest up to 20% of that portion in fixed income securities rated below such ratings

(“junk” or “high yield” bonds) but not lower than a B rating by an NRSRO at the time of purchase. In addition, the sub-adviser seeks to maintain a dollar-weighted average maturity of three years or more for its fixed income allocation.

Under normal market conditions, the Fund will invest no more than 75% of its fixed income portion in asset-backed and/or mortgage-backed securities.

Tributary Small/Mid Cap Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund intends to invest at least 80% of its assets (defined as net assets plus borrows for investment purposes), in common stocks and securities that can be converted into common stocks, such as convertible bonds, convertible preferred stocks, options, and rights of companies with small- or mid-market capitalizations. The Fund defines small- and mid-market capitalization companies as companies with market capitalizations of up to $30 billion. Generally, the Fund intends to purchase securities of companies whose market capitalizations fall within the range of the market capitalizations of those companies included in the Russell 2500 Index, at the time of purchase, and to sell companies when market capitalizations exceed $30 billion. The capitalization of companies in the Russell 2500TM Index is up to $24.25 billion as of June 30, 2025. The Fund may also invest up to 20% of its assets in foreign securities either directly or through the purchase of sponsored or unsponsored American Depositary Receipts (“ADRs”). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities and may be issued as sponsored or unsponsored programs.

The investment adviser seeks to implement a core investment approach to the portfolio with a value bias, targeting companies whose stock is trading below what the investment adviser considers its intrinsic value. The investment adviser may also consider other factors, including price-to-earnings ratio, balance sheet strength, cash flow, capital usage efficiency, management style and adaptability, market share, product lines and pricing flexibility, distribution systems, and use of technology to improve productivity and quality.

Small Company Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund intends to invest at least 80% of its assets (defined as net assets plus borrowings for investment purposes), in common stocks and securities that can be converted into common stocks, such as convertible bonds, convertible preferred stocks, options, and rights, of companies with small market capitalization. A company’s market capitalization is generally considered “small” if it is less than $7 billion. The Fund may also invest up to 20% of its assets in foreign securities either directly or through the purchase of sponsored or unsponsored American Depositary Receipts (“ADRs”). ADRS are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities and may be issued as sponsored or unsponsored programs.

The investment adviser seeks to implement a core investment approach to the portfolio with a value bias, targeting companies whose stock is trading below what the investment adviser considers its intrinsic value. The investment adviser may also consider other factors, including price-to-earnings ratio, balance sheet strength, cash flow, capital usage efficiency, management style and adaptability, market share, product lines and pricing flexibility, distribution systems, and use of technology to improve productivity and quality.